PHOENIX NIFTY FIFTY FUND,
                     A SERIES OF PHOENIX INVESTMENT TRUST 06

           Supplement dated November 22, 2006 to the Prospectus dated
        May 1, 2006, as supplemented May 1, 2006, May 22, 2006, July 28,
                    2006, July 31, 2006 and September 8, 2006

IMPORTANT NOTICE TO INVESTORS

          The previously announced merger of the Phoenix Nifty Fifty Fund has been postponed. Instead of the originally scheduled date of December 1, 2006, the merger is now planned for the first quarter of 2007.

         As previously announced, the Board of Trustees of the Phoenix Investment Trust 06 (the "Board) has unanimously approved an Agreement and Plan of Reorganization ("Agreement") relating to the proposed combination of the Phoenix Nifty Fifty Fund, a series of Phoenix Investment Trust 06, with and into the Phoenix Capital Growth Fund, a series of Phoenix Series Fund.

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              MERGING FUND                         SURVIVING FUND
  ----------------------------------- --------------------------------------
   Phoenix Nifty Fifty Fund            Phoenix Capital Growth Fund
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         Pursuant to the Agreement, the Phoenix Nifty Fifty Fund will transfer all or substantially all of its assets to the Phoenix Capital Growth Fund in exchange for shares of the Phoenix Capital Growth Fund and the assumption by the Phoenix Capital Growth Fund of all liabilities of the Phoenix Nifty Fifty Fund. Following the exchange, the Phoenix Nifty Fifty Fund will distribute the shares of the Phoenix Capital Growth Fund to its shareholders pro rata, in liquidation of the Phoenix Nifty Fifty Fund. The effectiveness of these transactions is subject to the satisfaction of a number of conditions, including approval by shareholders of the Phoenix Nifty Fifty Fund. It is currently anticipated that these matters will be submitted for shareholder approval during the first quarter of 2007. Additional information about the reorganization, as well as information about Phoenix Capital Growth Fund, will be distributed to shareholders of Phoenix Nifty Fifty Fund in the form of a Proxy/Prospectus.


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

PXP 2011/Postpone PNFF Merger (11/06)